Intangible assets, net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 7: —Intangible assets, net

Intangible assets, net consisted of the following as of:

	December 31,
	2019	2018
Developed technology	$3,920	$1,320
Capitalized internal-use software	4,019	3,005
Customer relationships	2,660	1,060
Trade name	1,170	610
	11,769	5,995
Less—accumulated amortization	(4,581)	(1,930)
	$7,188	$4,065

In connection with internal-use software, the Company capitalized $ 1,014, $789 and $1,337 for the years ended December 31, 2019, 2018 and 2017 respectively. The capitalized amount included stock-based compensation of $110, $11 and $32 for the years ended December 31, 2019, 2018 and 2017, respectively.

Amortization expenses amounted to $2,651, $1,430 and $350 for the years ended December 31, 2019, 2018 and 2017, respectively.

The estimated future amortization of intangible assets as of December 31, 2019 was as follows:

2020	$2,829
2021	2,021
2022	1,311
2023	723
2024 and thereafter	304
$7,188